Business Combinations - Schedule of Other Liabilities Assumed (Details) - SVB $ in Millions	Mar. 27, 2023 USD ($)
Business Acquisition [Line Items]
Commitments to fund tax credit investments	$ 715
Fair value of derivative financial instruments	497
Reserve for off-balance sheet credit exposures	253
Accrued interest payable	109
Other	461
Other liabilities	$ 2,035